Labor Obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - Present value of defined benefit obligations - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in the present value of the defined benefit obligation
Present value of defined benefit obligation at beginning of period	$ 165,279	$ 143,058	$ 121,477
Current service cost	(10,640)	(9,190)	(9,013)
Interest cost	17,041	14,443	12,153
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	13,893	5,499	6,105
Actuarial gains and losses arising from experience adjustments	2,916	5,124	(3,916)
Benefits paid	(13,001)	(12,035)	(1,774)
Present value of defined benefit obligation at end of period	$ 196,768	$ 165,279	$ 143,058